Financial risk management - Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	₩ 119,436	₩ 94,842
Unfavorable Changes - Financial Assets	(103,799)	(93,091)
Financial liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	73,509	70,819
Unfavorable Changes - Financial Liabilities	(77,433)	(74,331)
Effects on profit or loss for the period | Financial asset at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	62,840	39,084
Unfavorable Changes - Financial Assets	(59,865)	(43,072)
Effects on profit or loss for the period | Derivative assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	12,499	16,893
Unfavorable Changes - Financial Assets	(11,465)	(11,809)
Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	57,121	45,493
Unfavorable Changes - Financial Liabilities	(60,525)	(50,845)
Effects on profit or loss for the period | Derivative liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	16,388	25,326
Unfavorable Changes - Financial Liabilities	(16,908)	(23,486)
Securities at fair value through other comprehensive income | Securities at fair value through other comprehensive income
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	44,097	38,865
Unfavorable Changes - Financial Assets	₩ (32,469)	₩ (38,210)